STOCKHOLDERS' EQUITY	12 Months Ended
Jul. 31, 2021
Equity [Abstract]
STOCKHOLDERS' EQUITY	STOCKHOLDERS' EQUITY
Preferred Stock

The Company's Board has the authority, subject to any limitations prescribed by Delaware law, to issue shares of preferred stock in one or more series and to fix and determine the designation, privileges, preferences and rights and the qualifications, limitations and restrictions of those shares, including dividend rights, conversion rights, voting rights, redemption rights, terms of sinking funds, liquidation preferences and the number of shares constituting any series or the designation of the series, without any further vote or action by stockholders. Any shares of the Company's preferred stock so issued may have priority over its common stock with respect to dividend, liquidation and other rights. The Board may authorize the issuance of preferred stock with voting rights or conversion features that could adversely affect the voting power or other rights of the holders of its common stock. Although the issuance of preferred stock could provide us with flexibility in connection with possible acquisitions and other corporate purposes, under some circumstances, it could have the effect of delaying, deferring or preventing a change of control.

On December 15, 2017, the Company entered into a Preferred Stock Purchase Agreement (the "Purchase Agreement") with SPHG Holdings, pursuant to which the Company issued 35,000 shares of the Company's newly created Series C Convertible Preferred Stock, par value $0.01 per share (the "Preferred Stock"), to SPHG Holdings at a price of $1,000 per share, for an aggregate purchase consideration of $35.0 million (the "Preferred Stock Transaction"). The terms, rights, obligations and preferences of the Preferred Stock are set forth in a Certificate of Designations, Preferences and Rights of Series C Convertible Preferred Stock of the Company (the "Series C Certificate of Designations"), which has been filed with the Secretary of State of the State of Delaware.

Under the Series C Certificate of Designations, each share of Preferred Stock can be converted into shares of the Company's common stock, par value $0.01 per share (the "Common Stock"), at an initial conversion price equal to $1.96 per share, subject to appropriate adjustments for any stock dividend, stock split, stock combination, reclassification or similar transaction. Holders of the Preferred Stock will also receive dividends at 6% per annum payable, at the Company's option, in cash or Common Stock. If at any time the closing bid price of the Company's Common Stock exceeds 170% of the conversion price for at least five consecutive trading days (subject to appropriate adjustments for any stock dividend, stock split, stock combination, reclassification or similar transaction), the Company has the right to require each holder of Preferred Stock to convert all, or any whole number, of shares of the Preferred Stock into Common Stock.

Upon the occurrence of certain triggering events such as a liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or the merger or consolidation of the Company or significant subsidiary, or the sale of substantially all of the assets or capital stock of the Company or a significant subsidiary, the holders of the Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets or funds of the Company to the holders of other equity or equity equivalent securities of the Company other than the Preferred Stock by reason of their ownership thereof, an amount per share in cash equal to the sum of (i) one hundred percent (100)% of the stated value per share of Preferred Stock (initially $1,000 per share) then held by them (as adjusted for any stock dividend, stock split, stock combination, reclassification or other similar transactions with respect to the Preferred Stock), plus (ii) 100% of all declared but unpaid dividends, and all accrued but unpaid dividends on each such share of Preferred Stock, in each case as the date of the triggering event. On or after
December 15, 2022, each holder of Preferred Stock can also require the Company to redeem its Preferred Stock in cash at a price equal to the Liquidation Preference (as defined in Series C Certificate of Designations).

Each holder of Preferred Stock has a vote equal to the number of shares of Common Stock into which its Preferred Stock would be convertible as of the record date, provided that the number of shares voted is based upon a conversion price which is no less than the greater of the book or market value of the Common Stock on the closing date of the purchase of the Preferred Stock. In addition, for so long as the Preferred Stock remains outstanding, the Company will not, directly or indirectly, and including in each case with respect to any significant subsidiary, without the affirmative vote of the holders of a majority of the Preferred Stock (i) liquidate, dissolve or wind up the Company or any significant subsidiary; (ii) consummate any transaction that would constitute or result in a Liquidation Event (as defined in the Series C Certificate of Designations); (iii) effect or consummate any Prohibited Issuance (as defined in the Series C Certificate of Designations); or (iv) create, incur, assume or suffer to exist any Indebtedness (as defined in the Series C Certificate of Designations) of any kind, other than certain existing Indebtedness of the Company and any replacement financing thereto, unless any such replacement financing is on substantially similar terms as such existing Indebtedness.

The Purchase Agreement provides that the Company will use its commercially reasonable efforts to effect the piggyback registration of the Common Stock issuable on the conversion of the Preferred Stock and any securities issued or issuable upon any stock split, dividend or other distribution, recapitalization or similar event with respect to the foregoing, with the SEC in the manner reasonably requested by the holder and the qualification of the securities in all states reasonably requested by the holder, in each case, in accordance with certain enumerated conditions. The Purchase Agreement also contains other representations, warranties and covenants, customary for an issuance of Preferred Stock in a private placement of this nature.

The Preferred Stock Transaction was approved and recommended to the Board by the Special Committee of the Board consisting of independent directors not affiliated with Steel Holdings GP, which controls the power to vote and dispose of the securities held by SPHG Holdings and its affiliates.

Common Stock

Each holder of the Company's common stock is entitled to:

•one vote per share on all matters submitted to a vote of the stockholders, subject to the rights of any preferred stock that may be outstanding;
•dividends as may be declared by the Company's Board out of funds legally available for that purpose, subject to the rights of any preferred stock that may be outstanding; and
•a pro rata share in any distribution of the Company's assets after payment or providing for the payment of liabilities and the liquidation preference of any outstanding preferred stock in the event of liquidation.

Holders of the Company's common stock have no cumulative voting rights, redemption rights or preemptive rights to purchase or subscribe for any shares of its common stock or other securities. All of the outstanding shares of common stock are fully paid and nonassessable. The rights, preferences and privileges of holders of its common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any existing series of preferred stock and any series of preferred stock that the Company may designate and issue in the future. There are no redemption or sinking fund provisions applicable to the Company's common stock.

On March 12, 2013, stockholders of the Company approved the sale of 7,500,000 shares of newly issued common stock to Steel Holdings, an affiliate of SPHG Holdings, at a price of $4.00 per share, resulting in aggregate proceeds of $30.0 million before transaction costs. The Company incurred $2.3 million of transaction costs, which consisted primarily of investment banking and legal fees, resulting in net proceeds from the sale of $27.7 million. In addition, as part of the transaction, the Company issued Steel Holdings a warrant to acquire an additional 2,000,000 shares at an exercise price of $5.00 per share (the "Warrant"). These warrants were to expire after a term of five years after issuance. On December 15, 2017, contemporaneously with the closing of the Preferred Stock Transaction, the Company entered into a Warrant Repurchase Agreement with Steel Holdings pursuant to which the Company repurchased the Warrant for $100. The Warrant was terminated by the Company upon repurchase.

Reverse Stock Split

At the Company’s 2020 Annual Meeting of Stockholders, the Company’s stockholders approved a reverse stock split (the “Reverse Stock Split”) of the issued and outstanding shares of the Company’s common stock at the ratio of one-for-ten. The Company’s board is authorized to determine when to file the necessary amendment to the Company’s Restated Certificate of Incorporation for the Reverse Stock Split with the Delaware Secretary of State at any time on or before the 12-month anniversary of stockholder approval thereof. The board may, at its discretion, cause the filing of the amendment to effect the Reverse Stock Split or abandon the amendment and not effect the Reverse Stock Split if it determines that any such action is or is not in the best interests of the Company and its stockholders. The board’s decision as to whether and when to effect the Reverse Stock Split will be based on a number of factors, including market conditions, existing and expected trading prices for the Company’s common stock, and the rules of the Nasdaq Capital Market. Upon consummation of the Reverse Stock Split, every ten shares of common stock held by a stockholder at that time will be combined into one share of common stock. The Reverse Stock Split will affect all of the Company’s stockholders uniformly and will not affect any stockholder’s percentage ownership interests in the Company or proportionate voting power, except for minor adjustments due to the treatment of fractional shares. No fractional shares will be issued in connection with the Reverse Stock Split.

Additionally, at the Company’s 2020 Annual Meeting of Stockholders, the Company’s stockholders also approved the amendment to the Company’s Restated Certificate of Incorporation to reduce the number of shares of authorized common stock
(the “Authorized Shares Reduction”), from 1,400,000,000 to 140,000,000. While the Company’s board currently intends to implement the Authorized Shares Reduction to the extent that it implements the Reverse Stock Split, the board reserves its right to elect not to proceed with the Authorized Shares Reduction if it determines, in its sole discretion, following stockholder approval, that this proposal is no longer in the best interests of the Company or its stockholders.